UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue
           30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 8/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      503,499
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANDINA ACQUISITION CORP        UNIT 99/99/9999 G0440W118      990   100,000 SH       OTHER      01         100,000      0    0
BANKRATE INC DEL               COM             06647F102    8,557   465,286 SH       OTHER      01         465,286      0    0
CIENA CORP                     COM NEW         171779309    4,256   260,000 SH       OTHER      01         260,000      0    0
COGENT COMM GROUP INC          COM NEW         19239V302   10,101   525,000 SH       OTHER      01         525,000      0    0
COINSTAR INC                   COM             19259P300   12,702   185,000 SH       OTHER      01         185,000      0    0
DESCARTES SYS GROUP INC        COM             249906108    5,818   695,100 SH       OTHER      01         695,100      0    0
EBAY INC                       COM             278642103   27,307   650,000 SH       OTHER      01         650,000      0    0
EXTREME NETWORKS INC           COM             30226D106    5,845 1,699,200 SH       OTHER      01       1,699,200      0    0
HAWAIIAN TELCOM HOLDCO INC     COM             420031106    5,333   273,344 SH       OTHER      01         273,344      0    0
IMAX CORP                      COM             45245E109   17,902   745,000 SH       OTHER      01         745,000      0    0
IMMERSION CORPORATION          COM             452521107    6,404 1,137,528 SH       OTHER      01       1,137,528      0    0
INTERDIGITAL INC               COM             45867G101   22,848   774,241 SH       OTHER      01         774,241      0    0
INTERXION HOLDING N.V          SHS             N47279109   22,917 1,265,435 SH       OTHER      01       1,265,435      0    0
LINKEDIN CORP                  COM CL A        53578A108    2,125    20,000 SH       OTHER      01          20,000      0    0
LOGMEIN INC                    COM             54142L109   21,787   713,848 SH       OTHER      01         713,848      0    0
LORAL SPACE & COMMUNICATNS INC COM             543881106   28,869   428,646 SH       OTHER      01         428,646      0    0
LUMOS NETWORKS CORP CMN        COM             550283105    7,056   748,244 SH       OTHER      01         748,244      0    0
MADISON SQUARE GARDEN CO       CL A            55826P100   16,631   444,200 SH       OTHER      01         444,200      0    0
MDC PARTNERS INC               CL A SUB VTG    552697104    1,134   100,000 SH       OTHER      01         100,000      0    0
MELLANOX TECHNOLOGIES LTD      SHS             M51363113   19,944   281,613 SH       OTHER      01         281,613      0    0
MIPS TECHNOLOGIES INC          COM             604567107    3,335   500,000 SH       OTHER      01         500,000      0    0
NETGEAR INC                    COM             64111Q104    1,385    40,147 SH       OTHER      01          40,147      0    0
NORDION INC.                   COM             65563C105    9,668 1,032,855 SH       OTHER      01       1,032,855      0    0
NTELOS HLDGS CORP              COM             67020Q305    4,644   246,388 SH       OTHER      01         246,388      0    0
1 800 FLOWERS COM              CL A            68243Q106    5,008 1,434,956 SH       OTHER      01       1,434,956      0    0
PDF SOLUTIONS INC              COM             693282105   12,392 1,255,524 SH       OTHER      01       1,255,524      0    0
PEGASYSTEMS INC                COM             705573103   31,394   951,906 SH       OTHER      01         951,906      0    0
RADWARE LTD                    ORD             M81873107   13,317   347,800 SH       OTHER      01         347,800      0    0
REGAL ENTMT GROUP              CL A            758766109   22,057 1,603,000 SH       OTHER      01       1,603,000      0    0
SCIENTIFIC GAMES CORP          CL A            80874P109      745    87,146 SH       OTHER      01          87,146      0    0
SEACHANGE INTERNATIONAL INC    COM             811699107    4,281   520,222 SH       OTHER      01         520,222      0    0
SHUTTERFLY INC                 COM             82568P304    6,937   226,045 SH       OTHER      01         226,045      0    0
SIRIUS XM RADIO INC            COM             82967N108    5,550 3,000,000 SH       OTHER      01       3,000,000      0    0
SPRINT NEXTEL CORP             COM SER 1       852061100   26,080 8,000,000 SH       OTHER      01       8,000,000      0    0
TESSERA TECHNOLOGIES INC       COM             88164L100    7,048   458,573 SH       OTHER      01         458,573      0    0
TIVO INC                       COM             888706108   14,994 1,815,300 SH       OTHER      01       1,815,300      0    0
TW TELECOM INC                 COM             87311L104   23,954   933,500 SH       OTHER      01         933,500      0    0
UNWIRED PLANET INC NEW         COM             91531F103    4,363 1,897,000 SH       OTHER      01       1,897,000      0    0
VIRGIN MEDIA INC               COM             92769L101   24,829 1,018,000 SH       OTHER      01       1,018,000      0    0
WEB COM GROUP INC              COM             94733A104   18,983 1,039,025 SH       OTHER      01       1,039,025      0    0
WI-LAN INC                     COM             928972108    4,924   998,700 SH       OTHER      01         998,700      0    0
ZAGG INC                       COM             98884U108    3,645   334,117 SH       OTHER      01         334,117      0    0
ZYNGA INC                      CL A            98986T108    5,440 1,000,000 SH       OTHER      01       1,000,000      0    0
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